PGIM Private Real Estate Fund, Inc.
Consolidated Schedule of Investments as of March 31, 2025 (unaudited)
Description		Value
Long-Term Investments 126.4%
Private Real Estate 102.9%
INVESTMENTS IN NON-CONSOLIDATED JOINT VENTURES(pp)
Industrial — 69.1%
1735 Jersey Avenue, North Brunswick, New Jersey	$31,693,838
2601 4th Avenue East, Shakopee, Minnesota	98,105,782
3730 S. Main St., Pearland, Texas^	14,548,151
	144,347,771
Multifamily — 9.0%
Napa Green Apartments, Napa, California^	18,804,830
Retail — 24.8%
East Gate Marketplace, Chantilly, Virginia^	25,323,209
Monarch Town Center, Miramar, Florida^	26,611,063
	51,934,272

TOTAL INVESTMENTS IN NON-CONSOLIDATED JOINT VENTURES (cost $207,068,743)	215,086,873
REAL ESTATE LENDING 23.5%
INVESTMENTS IN REAL ESTATE LOANS 13.8%
Multifamily
Capodagli NJ TOD Portfolio Mezzanine Loan, Bound Brook and Hackensack, New Jersey, 11.00%, Maturing 07/03/30^(a) (cost $28,775,000)	28,968,432

PREFERRED EQUITY 9.7%
Industrial
3730 S. Main St., Pearland, Texas, 6.55%, Maturing 10/03/28^ (cost $20,100,000)	20,211,817

TOTAL REAL ESTATE LENDING (cost $48,875,000)	49,180,249

Total Long-Term Investments (cost $255,943,743)	264,267,122

PGIM Private Real Estate Fund, Inc.
Consolidated Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.488%) (cost $4,127,484)(wb)	4,127,484	$4,127,484

TOTAL INVESTMENTS 128.4% (cost $260,071,227)		268,394,606

Series A Preferred Stock, at liquidation value (0.1)%	(125,000)
Liabilities in excess of other assets (28.3)%	(59,247,306)

Net Assets 100.0%	$209,022,300

^	Indicates a Level 3 investment. The aggregate value of Level 3 investments is $134,467,502 and 64.3% of net assets.
(a)	The interest rate shown reflects the rate in effect through July 3, 2029.
(pp)	The Fund’s contractual ownership in the joint venture prior to the impact of promote structures ranges from 90.0% to 99.0% of the venture.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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